Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Changes in Accumulated Other Comprehensive Loss
The following table presents the amounts that comprise accumulated other comprehensive loss ("AOCL") as well as the changes in those amounts by component for the years ended on December 31, 2019 and 2018:

	Changes in Accumulated Other Comprehensive Loss by Component
	Pension Benefits	Other Post-Retirement Benefits	Cash Flow and Net Investment Hedges	Foreign Currency Translation	Total
Beginning balance, January 1, 2018	$(567,443)	$(1,514)	$(17,388)	$(266,247)	$(852,592)
Other comprehensive (loss) income before reclassifications, net of tax	(85,677)	20	26,563	(233,235)	(292,329)
Amounts reclassified from accumulated other comprehensive loss, net of tax	28,581	(289)	1,551	—	29,843
Net current period other comprehensive (loss) income	(57,096)	(269)	28,114	(233,235)	(262,486)
Ending balance, December 31, 2018	(624,539)	(1,783)	10,726	(499,482)	(1,115,078)
Other comprehensive income (loss) before reclassifications, net of tax	22,119	1	11,237	3,545	36,902
Amounts reclassified from accumulated other comprehensive loss, net of tax	22,646	(333)	2,380	34,701	59,394
Net current period other comprehensive income (loss)	44,765	(332)	13,617	38,246	96,296
Cumulative effect from adoption of ASU 2018-02	(122,526)	—	—	—	(122,526)
Ending balance, December 31, 2019	$(702,300)	$(2,115)	$24,343	$(461,236)	$(1,141,308)